First Trust Developed Markets ex-US Small Cap AlphaDEX Fund Shareholder Fees	Dec. 31, 2025
First Trust Developed Markets ex-US Small Cap AlphaDEX Fund | First Trust Developed Markets ex-US Small Cap AlphaDEX Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%